Commitments, contingencies and legal proceedings	12 Months Ended
Dec. 31, 2021
Commitments, contingencies and legal proceedings
Commitments, contingencies and legal proceedings

28. Commitments, contingencies and legal proceedings

Contractual obligations

EURm	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Purchase obligations as of 31 December 2021(1)	4 328	398	198	82	5 006

(1)   Includes inventory purchase obligations, service agreements and outsourcing arrangements.

Additionally, Nokia has committed lease contracts that have not yet commenced as of 31 December 2021. The future lease payments for these non-cancellable lease contracts are EUR 31 million within five years and EUR 192 million thereafter.

As of 31 December 2021, Nokia has potential (undiscounted) future lease payments of EUR 718 million (EUR 468 million in 2020) relating to extension options not expected to be exercised and EUR 48 million (EUR 51 million in 2020) relating to termination options expected to be exercised that are not included in the lease liability.

Guarantees and other contingent commitments

EURm	2021	2020
Contingent liabilities on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	1 281	1 107
Non-commercial guarantees	442	450
Corporate guarantees(2)
Commercial guarantees(1)	457	453
Non-commercial guarantees	35	53
Financing commitments
Customer finance commitments(3)	21	180
Venture fund commitments(4)	137	189
Other contingent liabilities and financing commitments(5)
Other guarantees and financing commitments	4	11

(1)   In commercial guarantees, Nokia reports guarantees that are issued in the normal course of business to Nokia’s customers for the performance of Nokia’s obligations under supply agreements, including tender bonds, performance bonds and warranty bonds.

(2)   In corporate guarantees, Nokia reports guarantees with primary obligation that have been issued to Nokia’s customers and other third parties.

(3)   Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 34, Financial risk management.

(4)   As a limited partner in NGP Capital and certain other funds making technology-related investments, Nokia is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.

(5)   Other contingent liabilities and financing commitments exclude committed lease contracts that have not yet commenced and purchase obligations.

The amounts in the table above represent the maximum principal amount of commitments and contingencies, and these amounts do not reflect management’s expected outcomes.

Legal matters

A number of Group companies are and will likely continue to be subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding intellectual property, product liability, sales and marketing practices, commercial disputes, employment and wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy matters and compliance. As a result, Nokia may incur substantial costs that may not be covered by insurance and could affect business and reputation. While management does not expect any of the legal proceedings it is currently aware of to have a material adverse effect on Nokia’s financial position, litigation is inherently unpredictable and Nokia may in the future incur judgments or enter into settlements that could have a material adverse effect on its profitability and cash flows.

Litigation and proceedings

Mass labor litigation in Brazil

Nokia is defending against a number of labor claims in various Brazilian labor courts. Plaintiffs are former employees whose contracts were terminated after Nokia exited from certain managed services contracts. The claims mainly relate to payments made under, or in connection with, the terminated labor contracts. Nokia has closed the majority of the court cases through settlement or judgment.

Asbestos litigation in the United States

Nokia is defending approximately 300 asbestos-related matters, at various stages of litigation. The claims are based on premises liability, products liability, and contractor liability. The claims also involve plaintiffs allegedly diagnosed with various diseases, including but not limited to asbestosis, lung cancer, and mesothelioma.

Securities Class Action

A litigation was filed in 2019 against Nokia and certain executives in the United States relating to allegations of Nokia making false and misleading statements and omissions concerning its progress of integration of Alcatel-Lucent, including compliance practices identified during the integration process and disclosed in Nokia’s Annual Report on Form 20-F filed on 21 March 2019. In 2021, the court granted Nokia’s motion to dismiss and, as no appeal was filed, the decision is final.

Intellectual property rights litigation

Continental

In 2019, Continental Automotive Systems (Continental) filed a lawsuit in the United States against Nokia and three other defendants relating to an alleged breach of FRAND obligations and a refusal to license component suppliers. In 2020, all antitrust and state law claims were dismissed in a district court in favour of Nokia and other defendants. Continental has filed a notice of appeal. In 2021, Continental also filed a lawsuit against Nokia alleging breach of contract as well as seeking a declaratory judgment relating to certain FRAND licensing issues.

Daimler

In 2019, Nokia commenced patent infringement proceedings against Daimler in Germany regarding ten Nokia patents relevant to the 3G and 4G cellular standards used in Daimler’s connected cars. In 2020, one of the cases was referred to the Court of Justice of the European Union on questions relating to standard essential patent litigation. In 2021, Nokia and Daimler announced that they have signed a patent licensing agreement under which Nokia licenses mobile telecommunications technology to Daimler and receives payment in return. The parties have agreed to settle all pending litigation between Daimler and Nokia, including the complaint by Daimler against Nokia to the European Commission. Invalidation actions brought by Daimler’s suppliers and their respective complaints to the European Commission regarding Nokia’s licensing practice continue.

Lenovo

In 2019 and 2020, Nokia filed patent infringement lawsuits against Lenovo in four countries, including United States, regarding 19 Nokia patents used in Lenovo’s products. Lenovo responded with counterclaims and nullity proceedings, and in 2020, Lenovo filed an action in the United States against Nokia alleging breach of RAND obligations and other claims. In 2021, Nokia concluded a multi-year, multi-technology patent cross-license agreement with Lenovo. The agreement resolves all pending patent litigation and other proceedings between the two parties, in all jurisdictions. Under the agreement, Lenovo will make a net balancing payment to Nokia.

Oppo

In 2021, Nokia commenced patent infringement proceedings against Oppo, OnePlus and Realme in several countries in Asia and Europe. Across these actions, more than 30 patents are in suit, covering a mix of cellular standards and technologies such as connectivity, user interface and security. Oppo responded by filing invalidation actions against certain Nokia patents, a number of patent infringement actions against Nokia equipment in Germany and China and actions in China against Nokia relating to standard essential patent licensing issues.